GOODWILL AND INTANGIBLE ASSETS, NET (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Goodwill [Roll Forward]
Beginning balance	$ 22,541
Foreign Currency Translation Adjustments	(1,414)
Ending balance	$ 21,127